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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [ ]: Amendment Number: _______
     This Amendment (Check only one): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Howard Hughes Medical Institute
Address: 4000 Jones Bridge Road
         Chevy Chase, MD  20815-6789

Form 13F File Number: 28-1897

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Richard Pender
Title:   Managing Director - Global Equities
Phone:   (301) 215-8697

Signature, Place, and Date of Signing:

Richard Pender                   Chevy Chase, Maryland             02/01/05
---------------                 -----------------------            --------
[Signature]                          [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              None

Form 13F Information Table Entry Total:         58

Form 13F Information Table Value Total:         1,475,634,072

List of Other Included Managers:

        None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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
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           FORM 13F INFORMATION TABLE

           COLUMN 1                 COLUMN 2     COLUMN 3        COLUMN 4            COLUMN 5      COLUMN 6 COLUMN 7    COLUMN 8
                                                                   MARKET       SHRS OR  SH/  PUT/ INVSTMT  OTHER   VOTING AUTHORITY
      NAME OF ISSUER             TITLE OF CLASS    CUSIP           VALUE        PRN AMT  PRN  CALL DSCRETN MANAGERS SOLE SHARED NONE
---------------------------      --------------  ---------   ----------------  --------- ---  ---- ------- -------- ---- ------ ----
ADOLOR CORP                      COMMON          00724X102         186,000.00     18,750  SH  N/A    SOLE     N/A    X     N/A   N/A
ADVANCIS PHARMACEUTICAL CORP     COMMON          00764L109         874,386.00    228,897  SH  N/A    SOLE     N/A    X     N/A   N/A
ALLSTATE CORP                    COMMON          020002101      23,274,000.00    450,000  SH  N/A    SOLE     N/A    X     N/A   N/A
ALLTEL CORP                      COMMON          020039103      38,194,000.00    650,000  SH  N/A    SOLE     N/A    X     N/A   N/A
ANADARKO PETROLEUM CORPORATION   COMMON          032511107      17,822,750.00    275,000  SH  N/A    SOLE     N/A    X     N/A   N/A
APACHE CORPORATION               COMMON          037411105      15,676,700.00    310,000  SH  N/A    SOLE     N/A    X     N/A   N/A
APPLIED MATERIALS INC            COMMON          038222105      26,505,000.00  1,550,000  SH  N/A    SOLE     N/A    X     N/A   N/A
AUTOMATIC DATA PROCESSING        COMMON          053015103      24,836,000.00    560,000  SH  N/A    SOLE     N/A    X     N/A   N/A
BIOTECH HOLDRS TRUST             DEPOSTRY RCPTS  09067D201      15,292,000.00    100,000  SH  N/A    SOLE     N/A    X     N/A   N/A
BLACK & DECKER CORPORATION       COMMON          091797100      28,265,600.00    320,000  SH  N/A    SOLE     N/A    X     N/A   N/A
CANADIAN NATIONAL RAILWAY CO     COMMON          136375102      30,625,000.00    500,000  SH  N/A    SOLE     N/A    X     N/A   N/A
CAREMARK RX INC                  COMMON          141705103      53,230,500.00  1,350,000  SH  N/A    SOLE     N/A    X     N/A   N/A
CATERPILLAR INC                  COMMON          149123101      27,302,800.00    280,000  SH  N/A    SOLE     N/A    X     N/A   N/A
CELGENE CORP                     COMMON          151020104          79,878.00      3,012  SH  N/A    SOLE     N/A    X     N/A   N/A
CHEVRON TEXACO CORP              COMMON          166764100      23,629,500.00    450,000  SH  N/A    SOLE     N/A    X     N/A   N/A
COMPUTER ASSOC INTL INC          COMMON          204912109      26,401,000.00    850,000  SH  N/A    SOLE     N/A    X     N/A   N/A
COSTCO WHOLESALE CORP            COMMON          22160K105      24,689,100.00    510,000  SH  N/A    SOLE     N/A    X     N/A   N/A
CUMMINS INCORPORATED             COMMON          231021106      28,488,600.00    340,000  SH  N/A    SOLE     N/A    X     N/A   N/A
CURIS INC                        COMMON          231269101          15,383.00      2,947  SH  N/A    SOLE     N/A    X     N/A   N/A
CYT RX CORP                      COM NEW         232828301         210,799.00    150,571  SH  N/A    SOLE     N/A    X     N/A   N/A
D&B CORP                         COMMON          26483E100      23,860,000.00    400,000  SH  N/A    SOLE     N/A    X     N/A   N/A
DEERE & COMPANY                  COMMON          244199105      31,620,000.00    425,000  SH  N/A    SOLE     N/A    X     N/A   N/A
DISNEY WALT CO                   COM DISNEY      254687106      41,588,800.00  1,496,000  SH  N/A    SOLE     N/A    X     N/A   N/A
EOG RESOURCES                    COMMON          26875P101       8,920,000.00    125,000  SH  N/A    SOLE     N/A    X     N/A   N/A
EXXON MOBIL CORP                 COMMON          30231G102      20,504,000.00    400,000  SH  N/A    SOLE     N/A    X     N/A   N/A
FIRST DATA CORPORATION           COMMON          319963104      34,457,400.00    810,000  SH  N/A    SOLE     N/A    X     N/A   N/A
FOX ENTERTAINMENT GROUP INC-A    CLASS A         35138T107      25,008,000.00    800,000  SH  N/A    SOLE     N/A    X     N/A   N/A
FREEPORT-MCMORAN COPPER & GOLD
 INC                             CLASS B         35671D857      22,938,000.00    600,000  SH  N/A    SOLE     N/A    X     N/A   N/A
GENAISSANCE PHARMACEUTICALS
 INC                             COMMON          36867W105           7,645.00      3,589  SH  N/A    SOLE     N/A    X     N/A   N/A
GRANT PRIDECO INC                COMMON          38821G101      11,528,750.00    575,000  SH  N/A    SOLE     N/A    X     N/A   N/A
GUIDANT CORP                     COMMON          401698105      18,025,000.00    250,000  SH  N/A    SOLE     N/A    X     N/A   N/A
HARRAH'S ENTERTAINMENT INC       COMMON          413619107      50,167,500.00    750,000  SH  N/A    SOLE     N/A    X     N/A   N/A
HEALTH MANAGEMENT ASSOCIATES
 INC-A                           CLASS A         421933102      34,080,000.00  1,500,000  SH  N/A    SOLE     N/A    X     N/A   N/A
INTEL CORP                       COMMON          458140100      26,898,500.00  1,150,000  SH  N/A    SOLE     N/A    X     N/A   N/A
JP MORGAN CHASE & CO             COMMON          46625H100      21,455,500.00    550,000  SH  N/A    SOLE     N/A    X     N/A   N/A
LEHMAN BROTHERS HOLDINGS INC     COMMON          524908100       6,998,400.00     80,000  SH  N/A    SOLE     N/A    X     N/A   N/A
LEXICON GENETICS                 COMMON          528872104         645,069.00     83,181  SH  N/A    SOLE     N/A    X     N/A   N/A
LIGAND PHARMACEUTICAL INC        CLASS B         53220K207          80,817.00      6,943  SH  N/A    SOLE     N/A    X     N/A   N/A
LOCKHEED MARTIN CORP             COMMON          539830109      22,775,500.00    410,000  SH  N/A    SOLE     N/A    X     N/A   N/A
MBNA CORPORATION                 COMMON          55262L100      24,243,400.00    860,000  SH  N/A    SOLE     N/A    X     N/A   N/A
MEDTRONIC INC                    COMMON          585055106      19,868,000.00    400,000  SH  N/A    SOLE     N/A    X     N/A   N/A
NASDAQ 100 INDEX TRACKING STOCK  UNIT SER 1      631100104      17,961,750.00    450,000  SH  N/A    SOLE     N/A    X     N/A   N/A
OMNICOM GROUP INC                COMMON          681919106      33,728,000.00    400,000  SH  N/A    SOLE     N/A    X     N/A   N/A
OPENWAVE SYSTEMS INC             COMMON NEW      683718308       4,638,000.00    300,000  SH  N/A    SOLE     N/A    X     N/A   N/A
PEABODY ENERGY CORP              COMMON          704549104      33,982,200.00    420,000  SH  N/A    SOLE     N/A    X     N/A   N/A
QUALCOMM INC                     COMMON          747525103      26,500,000.00    625,000  SH  N/A    SOLE     N/A    X     N/A   N/A
QUEST DIAGNOSTICS INC            COMMON          74834L100      42,997,500.00    450,000  SH  N/A    SOLE     N/A    X     N/A   N/A
REGAL ENTERTAINMENT GROUP        CLASS A         758766109      24,900,000.00  1,200,000  SH  N/A    SOLE     N/A    X     N/A   N/A
SCHLUMBERGER LTD                 COMMON          806857108      33,475,000.00    500,000  SH  N/A    SOLE     N/A    X     N/A   N/A
SLM CORP                         COMMON          78442P106      50,720,500.00    950,000  SH  N/A    SOLE     N/A    X     N/A   N/A
SPDR TRUST SERIES 1              UNIT SER 1      78462F103     169,218,000.00  1,400,000  SH  N/A    SOLE     N/A    X     N/A   N/A
SPRINT CORPORATION (FON GROUP)   COM FON         852061100      52,185,000.00  2,100,000  SH  N/A    SOLE     N/A    X     N/A   N/A
STEMCELLS INC                    COMMON          85857R105           6,345.00      1,500  SH  N/A    SOLE     N/A    X     N/A   N/A
TAIWAN SEMICONDUCTOR
 MANUFACTURING CO.               SPONSORED ADR   874039100      29,715,000.00  3,500,000  SH  N/A    SOLE     N/A    X     N/A   N/A
TIME WARNER INC                  COMMON          887317105      26,257,500.00  1,350,000  SH  N/A    SOLE     N/A    X     N/A   N/A
TJX COMPANIES INC                COMMON          872540109      25,130,000.00  1,000,000  SH  N/A    SOLE     N/A    X     N/A   N/A
VODAFONE GROUP PLC-SP ADR        SPONSORED ADR   92857W100      24,642,000.00    900,000  SH  N/A    SOLE     N/A    X     N/A   N/A
YUM! BRANDS INC                  COMMON          988498101      28,308,000.00    600,000  SH  N/A    SOLE     N/A    X     N/A   N/A

                                                             1,475,634,072.00
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